Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) Vessel T shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings | ₩	₩ 28,492,000		₩ 25,997,367
Credit Commitments [Member]
Disclosure of contingent liabilities [line items]
Gross loan commitments | ₩	₩ 36,127,400
POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Borrowings | $		$ 1,020
Posco [member]
Disclosure of contingent liabilities [line items]
Nickel contracts terms	1 year
Remaining iron ore to be purchased	48,000,000
Remaining coal to be purchased	18,000,000
Liquefied natural gas to be purchased	550,000
Liquefied natural gas terms	20 years
Liquefied natural gas revised quantity to be purchased	120,000
Number of vessels for transportation of raw materials | Vessel	32
Average remaining contract period	6 years
Percentage of rights and obligations	59.00%
Liquefied Natural Gas Right To Use	200,000
Proportion of voting rights held in joint venture	59.00%
POSCO FUTURE M CO., LTD. [Member]
Disclosure of contingent liabilities [line items]
Capital Contributions | $		484,364
Long-term borrowings [member] | POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Borrowings | $		$ 1,050
Treasury shares [member] | POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Treasury shares | shares	86,611
POSCO INTERNATIONAL SINGAPORE PTE LTD [member] | Posco [member]
Disclosure of contingent liabilities [line items]
Liquefied natural gas to be purchased	370,000
Liquefied natural gas terms	15 years
Period of extension of the purchase contract	5 years
Top of range [member] | Korea National Oil Corporation [member] | Posco [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms	3 years
Korea Ambatovy Consortium [member] | POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Percentage of rights and obligations	15.33%
Proportion of voting rights held in joint venture	15.33%